FINANCIAL INSTRUMENTS - Effects of Derivatives on Earnings (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total revenues	$ 16,828	$ 14,470	$ 14,127	$ 12,675	$ 15,679	$ 14,230	$ 13,799	$ 12,761	$ 58,100	$ 56,469	$ 58,025
Debt extinguishment costs									465	6,524	301
Interest and other financial charges									1,477	1,790	1,988
SG&A									9,173	8,177	$ 9,248
Other									45,444	46,074
Revenues
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified to earnings									(23)	27
Fair Value Hedges
Total effect of derivatives not designated as hedges									7	(5)
Debt extinguishment costs
Fair Value Hedges
Hedged items										70
Derivatives designated as hedging instruments										(66)
Total effect of fair value hedges										3
Total effect of derivatives not designated as hedges									159	35
Interest expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified to earnings									(20)	(40)
Fair Value Hedges
Hedged items									127	1,413
Derivatives designated as hedging instruments									(143)	(1,549)
Total effect of fair value hedges									(16)	(135)
Total effect of derivatives not designated as hedges									(4)	(22)
SG&A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified to earnings									(2)	1
Fair Value Hedges
Total effect of derivatives not designated as hedges									(269)	56
Other
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified to earnings									(100)	(59)
Fair Value Hedges
Total effect of derivatives not designated as hedges									(485)	212
Currency exchange contracts | Revenues
Fair Value Hedges
Total effect of derivatives not designated as hedges									5	(6)
Currency exchange contracts | Debt extinguishment costs
Fair Value Hedges
Total effect of derivatives not designated as hedges										(16)
Currency exchange contracts | Interest expense
Fair Value Hedges
Total effect of derivatives not designated as hedges										(18)
Currency exchange contracts | SG&A
Fair Value Hedges
Total effect of derivatives not designated as hedges									(133)	(127)
Currency exchange contracts | Other
Fair Value Hedges
Total effect of derivatives not designated as hedges									(635)	35
Interest rate, commodity and equity contracts | Revenues
Fair Value Hedges
Total effect of derivatives not designated as hedges									1	1
Interest rate, commodity and equity contracts | Debt extinguishment costs
Fair Value Hedges
Total effect of derivatives not designated as hedges									159	52
Interest rate, commodity and equity contracts | Interest expense
Fair Value Hedges
Total effect of derivatives not designated as hedges									(4)	(3)
Interest rate, commodity and equity contracts | SG&A
Fair Value Hedges
Total effect of derivatives not designated as hedges									(135)	183
Interest rate, commodity and equity contracts | Other
Fair Value Hedges
Total effect of derivatives not designated as hedges									$ 150	$ 177